Note 6 - Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023
	$	$	$
Professional fees	134,169	120,000	120,000
Research and development	1,733,217	522,419	575,396
Share-based compensation included in consulting fees	72,402	-	-
Share-based compensation included in directors’ compensation	554,839	493,793	1,156,523
Share-based compensation included in research and development	1,355,932	128,805	32,390
	3,850,559	1,265,017	1,884,309